UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09449

        Nuveen Insured California Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            08/31

Date of reporting period:          05/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured California Dividend Advantage Municipal Fund (NKL)
	May 31, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 2.2% (1.5% of Total Investments)
$ 4,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	BBB	$ 5,298,255
	Revenue Bonds, Series 2003A-2, 7.900%, 6/01/42

	Education and Civic Organizations - 9.1% (6.1% of Total Investments)
1,675	California Educational Facilities Authority, Revenue Bonds, University of San Diego, Series 2002A,	10/12 at 100.00	A2	1,770,308
	5.250%, 10/01/30
9,000	California State University, Systemwide Revenue Bonds, Series 2002A, 5.125%, 11/01/26 - AMBAC	11/12 at 100.00	AAA	9,605,250
	Insured
1,000	California Statewide Community Development Authority, Student Housing Revenue Bonds, EAH - Irvine	8/12 at 100.00	A	1,061,870
	East Campus Apartments, LLC Project, Series 2002A, 5.500%, 8/01/22 - ACA Insured
9,000	University of California, Revenue Bonds, Multiple Purpose Projects, Series 2000K, 5.300%, 9/01/30	9/08 at 101.00	AA	9,381,690

	Healthcare - 8.0% (5.4% of Total Investments)
5,000	ABAG Finance Authority for Non-Profit Corporations, California, Insured Revenue Bonds, Sansum-Santa	4/12 at 100.00	A	5,401,000
	Barbara Medical Foundation Clinic, Series 2002A, 5.600%, 4/01/26
	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,
	Series 1999A:
2,500	6.125%, 12/01/30	12/09 at 101.00	A3	2,730,700
3,000	6.250%, 12/01/34	12/09 at 101.00	A3	3,272,730
2,815	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Hospital,	8/13 at 100.00	AAA	3,009,066
	Series 2003C, 5.000%, 8/15/20 - AMBAC Insured
1,090	California State Public Works Board, Revenue Bonds, University of California - Davis Medical	11/14 at 100.00	AAA	1,169,930
	Center, Series 2004II-A, 5.000%, 11/01/21 - MBIA Insured
3,380	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	A3	3,706,069
	Center, Series 2004, 5.875%, 7/01/26

	Housing/Multifamily - 0.8% (0.6% of Total Investments)
1,905	Los Angeles, California, GNMA Mortgage-Backed Securities Program Multifamily Housing Revenue Bonds,	7/11 at 102.00	AAA	2,022,291
	Park Plaza West Senior Apartments, Series 2001B, 5.300%, 1/20/21 (Alternative Minimum Tax)

	Industrials - 1.3% (0.9% of Total Investments)
3,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic	No Opt. Call	BBB+	3,164,820
	Services Inc., Series 2002C, 5.250%, 6/01/23 (Alternative Minimum Tax) (Mandatory put 12/01/17)

	Long-Term Care - 3.5% (2.4% of Total Investments)
3,000	ABAG Finance Authority for Non-Profit Corporations, California, Insured Senior Living Revenue	11/12 at 100.00	A	3,183,780
	Bonds, Odd Fellows Home of California, Series 2003A, 5.200%, 11/15/22
5,000	California Statewide Community Development Authority, Revenue Bonds, Jewish Home for the Aging,	11/13 at 100.00	A	5,313,200
	Series 2003, 5.000%, 11/15/18

	Tax Obligation/General - 34.5% (23.2% of Total Investments)
5,920	Cajon Valley Union School District, San Diego County, California, General Obligation Bonds, Series	8/10 at 102.00	AAA	6,267,918
	2002B, 5.125%, 8/01/32 - MBIA Insured
9,000	California, General Obligation Refunding Bonds, Series 2002, 5.000%, 2/01/22 - MBIA Insured	2/12 at 100.00	AAA	9,513,540
2,900	California, General Obligation Bonds, Series 2003, 5.000%, 2/01/21	8/13 at 100.00	A	3,086,673
	Compton Community College District, Los Angeles County, California, General Obligation Bonds,
	Series 2004A:
1,315	5.250%, 7/01/22 - MBIA Insured	7/14 at 100.00	AAA	1,448,065
2,560	5.250%, 7/01/23 - MBIA Insured	7/14 at 100.00	AAA	2,814,925
2,415	El Monte Union High School District, Los Angeles County, California, General Obligation Bonds,	6/13 at 100.00	AAA	2,554,370
	Series 2003A, 5.000%, 6/01/28 - FSA Insured
10,000	Fremont Unified School District, Alameda County, California, General Obligation Bonds, Series	8/12 at 101.00	AAA	10,686,000
	2002A, 5.000%, 8/01/25 - FGIC Insured
1,520	Los Angeles Community College District, Los Angeles County, California, General Obligation Bonds,	8/15 at 100.00	AAA	1,632,070
	Series 2005A, 5.000%, 6/01/26 - FSA Insured
5,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2002E, 5.125%,	7/12 at 100.00	AAA	5,320,050
	1/01/27 - MBIA Insured
	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A:
4,700	5.000%, 7/01/22 - FSA Insured	7/13 at 100.00	AAA	5,078,021
3,500	5.000%, 1/01/28 - MBIA Insured	7/13 at 100.00	AAA	3,723,440
1,500	Madera Unified School District, Madera County, California, General Obligation Bonds, Series 2002,	8/12 at 100.00	AAA	1,580,640
	5.000%, 8/01/28 - FSA Insured
2,500	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series 2002,	8/12 at 100.00	AAA	2,731,975
	5.250%, 8/01/21 - FGIC Insured
3,300	Peralta Community College District, Alameda County, California, General Obligation Bonds, Election	8/09 at 102.00	AAA	3,444,672
	of 2000, Series 2001A, 5.000%, 8/01/31 - FGIC Insured
3,250	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Election	7/11 at 102.00	AAA	3,510,553
	of 1998, Series 2001C, 5.000%, 7/01/22 - FSA Insured
1,160	San Gabriel Unified School District, Los Angeles County, California, General Obligation Bonds,	8/15 at 100.00	AAA	1,258,577
	Series 2005, 5.000%, 8/01/22 - FSA Insured
	San Jose-Evergreen Community College District, Santa Clara County, California, General Obligation
	Bonds, Series 2005A:
395	5.000%, 9/01/25 - MBIA Insured	9/15 at 100.00	AAA	425,340
575	5.000%, 9/01/27 - MBIA Insured	9/15 at 100.00	AAA	616,176
3,500	San Mateo County Community College District, California, General Obligation Bonds, Series 2002A,	9/12 at 100.00	AAA	3,694,495
	5.000%, 9/01/26 - FGIC Insured
2,460	Vacaville Unified School District, Solano County, California, General Obligation Bonds, Series	8/11 at 101.00	AAA	2,598,498
	2002, 5.000%, 8/01/26 - FSA Insured
10,000	Vista Unified School District, San Diego County, California, General Obligation Bonds, Series	8/12 at 100.00	AAA	10,642,900
	2002A, 5.000%, 8/01/23 - FSA Insured

	Tax Obligation/Limited - 42.0% (28.2% of Total Investments)
1,450	Baldwin Park Public Financing Authority, California, Sales Tax and Tax Allocation Bonds, Puente	8/13 at 102.00	BBB	1,529,910
	Merced Redevelopment Project, Series 2003, 5.250%, 8/01/21
6,895	Brea and Olinda Unified School District, Orange County, California, Certificates of Participation	8/11 at 101.00	AAA	7,318,629
	Refunding, Series 2002A, 5.125%, 8/01/26 - FSA Insured
2,290	Burbank Public Financing Authority, California, Revenue Refunding Bonds, Golden State Redevelopment	12/13 at 100.00	AAA	2,519,664
	Project, Series 2003A, 5.250%, 12/01/19 - AMBAC Insured
2,200	California Infrastructure Economic Development Bank, Los Angeles County, Revenue Bonds, Department	9/13 at 101.00	AAA	2,341,416
	of Public Social Services, Series 2003, 5.000%, 9/01/28 - AMBAC Insured
3,100	California State Public Works Board, Lease Revenue Bonds, Department of Health Services, Richmond	11/15 at 100.00	AAA	3,279,211
	Lab, Series 2005B, 5.000%, 11/01/30 - XLCA Insured
7,035	Corona-Norco Unified School District, Riverside County, California, Special Tax Bonds, Community	9/13 at 100.00	AAA	7,446,196
	Facilities District 98-1, Series 2003, 5.000%, 9/01/28 - MBIA Insured
3,145	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project,	5/11 at 101.00	AAA	3,338,292
	Series 2002A, 5.125%, 11/01/25 - MBIA Insured
1,020	Desert Sands Unified School District, Riverside County, California, Certificates of Participation	3/12 at 101.00	AAA	1,095,011
	Refunding, Series 2002, 5.000%, 3/01/20 - MBIA Insured
8,720	El Monte, California, Senior Lien Certificates of Participation, Department of Public Services	1/11 at 100.00	AAA	9,132,194
	Facility Phase II, Series 2001, 5.000%, 1/01/21 - AMBAC Insured
4,000	Folsom Public Financing Authority, California, Special Tax Revenue Bonds, Series 2004A, 5.000%,	9/12 at 102.00	AAA	4,308,080
	9/01/21 - AMBAC Insured
355	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A, 5.000%,	9/15 at 100.00	AAA	383,503
	9/01/20 (WI, settling 6/07/05) - XLCA Insured
2,115	Inglewood Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Area	No Opt. Call	AAA	2,415,055
	Redevelopment Project, Series 1998A, 5.250%, 5/01/23 - AMBAC Insured
3,500	La Quinta Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1,	9/11 at 102.00	AAA	3,708,215
	Series 2001, 5.100%, 9/01/31 - AMBAC Insured
3,400	La Quinta Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1,	9/12 at 102.00	AAA	3,650,988
	Series 2002, 5.000%, 9/01/22 - AMBAC Insured
1,460	Los Angeles, California, Certificates of Participation, Municipal Improvement Corporation, Series	6/13 at 100.00	AAA	1,532,095
	2003AW, 5.000%, 6/01/33 - AMBAC Insured
7,000	Los Angeles, California, Certificates of Participation, Real Property Acquisition Program, Series	4/12 at 100.00	AAA	7,448,840
	2002, 5.200%, 4/01/27 - AMBAC Insured
4,690	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second Senior	7/08 at 101.00	AAA	4,935,944
	Lien Sales Tax Revenue Refunding Bonds, Series 1998A, 5.000%, 7/01/23 - AMBAC Insured
8,470	Ontario Redevelopment Financing Authority, California, Lease Revenue Bonds, Capital Projects,	8/11 at 101.00	AAA	9,058,157
	Series 2001, 5.200%, 8/01/29 - AMBAC Insured
5,000	Palm Desert Financing Authority, California, Tax Allocation Revenue Refunding Bonds, Project Area	4/12 at 102.00	AAA	5,320,850
	1, Series 2002, 5.000%, 4/01/25 - MBIA Insured
4,475	Riverside County, California, Asset Leasing Corporate Leasehold Revenue Bonds, Riverside County	6/12 at 101.00	AAA	4,786,863
	Hospital Project, Series 1997B, 5.000%, 6/01/19 - MBIA Insured
3,175	San Buenaventura, California, Certificates of Participation, Series 2001C, 5.250%, 2/01/31 - AMBAC	2/11 at 101.00	AAA	3,377,216
	Insured
3,730	San Diego Redevelopment Agency, California, Subordinate Lien Tax Increment and Parking Revenue	9/09 at 101.00	Baa2	3,862,602
	Bonds, Centre City Project, Series 2003B, 5.250%, 9/01/26
4,000	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center Project,	9/11 at 100.00	AAA	4,326,520
	Series 2001F, 5.000%, 9/01/19 - MBIA Insured
1,000	Shasta Joint Powers Financing Authority, California, Lease Revenue Bonds, County Administration	4/13 at 100.00	AAA	1,085,050
	Building Project, Series 2003A, 5.250%, 4/01/23 - MBIA Insured
2,160	Temecula Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project 1,	8/08 at 102.00	AAA	2,284,999
	Series 2002, 5.125%, 8/01/27 - MBIA Insured

	Transportation - 5.6% (3.8% of Total Investments)
2,250	California Infrastructure Economic Development Bank, First Lien Revenue Bonds, San Francisco Bay	7/13 at 100.00	AAA	2,374,583
	Area Toll Bridge, Series 2003A, 5.000%, 7/01/36 - AMBAC Insured
7,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds,	1/14 at 101.00	BBB-	6,335,400
	Series 1999, 0.000%, 1/15/29
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport,
	Second Series 2003, Issue 29A:
2,185	5.250%, 5/01/16 (Alternative Minimum Tax) - FGIC Insured	5/13 at 100.00	AAA	2,364,847
2,300	5.250%, 5/01/17 (Alternative Minimum Tax) - FGIC Insured	5/13 at 100.00	AAA	2,481,217

	U.S. Guaranteed *** - 5.3% (3.6% of Total Investments)
2,070	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Series 2002G,	8/10 at 102.00	AAA	2,244,687
	5.125%, 8/01/26 - FSA Insured
	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Series 2002B:
1,135	5.125%, 8/01/23 - FGIC Insured	8/10 at 102.00	AAA	1,230,783
1,190	5.125%, 8/01/24 - FGIC Insured	8/10 at 102.00	AAA	1,290,424
1,245	5.125%, 8/01/25 - FGIC Insured	8/10 at 102.00	AAA	1,350,066
1,255	5.125%, 8/01/26 - FGIC Insured	8/10 at 102.00	AAA	1,360,909
2,000	Metropolitan Water District of Southern California, Water Revenue Bonds, Series 1997A, 5.000%,	1/08 at 101.00	AAA	2,129,300
	7/01/30 (Pre-refunded to 1/01/08) - MBIA Insured
2,980	Santa Clarita Community College District, Los Angeles County, California, General Obligation Bonds,	8/11 at 101.00	AAA	3,173,849
	Series 2002, 5.125%, 8/01/26 (Pre-refunded to 8/01/11) - FGIC Insured

	Utilities - 19.3% (13.0% of Total Investments)
9,000	Anaheim Public Finance Authority, California, Revenue Bonds, Electric System Distribution	10/12 at 100.00	AAA	9,470,160
	Facilities, Series 2002A, 5.000%, 10/01/27 - FSA Insured
10,000	California Pollution Control Financing Authority, Remarketed Revenue Bonds, Pacific Gas and	4/11 at 102.00	AAA	10,972,500
	Electric Company, Series 1996A, 5.350%, 12/01/16 (Alternative Minimum Tax) - MBIA Insured
6,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	A2	6,466,740
	5/01/18
3,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2001A-1,	7/11 at 100.00	AAA	3,240,960
	5.250%, 7/01/21 - FSA Insured
775	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2003A-2,	7/13 at 100.00	AAA	840,472
	5.000%, 7/01/21 - MBIA Insured
6,000	Northern California Power Agency, Revenue Refunding Bonds, Hydroelectric Project 1, Series 1998A,	7/08 at 101.00	AAA	6,340,380
	5.200%, 7/01/32 - MBIA Insured
3,000	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2001N, 5.000%,	8/11 at 100.00	AAA	3,142,260
	8/15/28 - MBIA Insured
5,630	Southern California Public Power Authority, Subordinate Revenue Refunding Bonds, Transmission	7/12 at 100.00	AAA	5,879,240
	Project, Series 2002A, 4.750%, 7/01/19 - FSA Insured

	Water and Sewer - 16.7% (11.3% of Total Investments)
3,000	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/12 at 100.00	AAA	3,254,010
	Series 2002X, 5.150%, 12/01/23 - FGIC Insured
6,100	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System	6/11 at 100.00	AAA	6,394,384
	Subordinated Revenue Bonds, Series 2001, 5.000%, 6/01/26 - MBIA Insured (PLG)
9,000	Eastern Municipal Water District, California, Water and Sewerage System Revenue Certificates of	7/11 at 100.00	AAA	9,370,440
	Participation, Series 2001B, 5.000%, 7/01/30 - FGIC Insured
4,500	Los Angeles County Sanitation Districts Financing Authority, California, Senior Revenue Bonds,	10/13 at 100.00	AAA	4,855,365
	Capital Projects, Series 2003A, 5.000%, 10/01/23 - FSA Insured
3,475	Manteca Financing Authority, California, Sewerage Revenue Bonds, Series 2003B, 5.000%, 12/01/33 -	12/13 at 100.00	Aaa	3,526,187
	MBIA Insured
9,185	Orange County Sanitation District, California, Certificates of Participation, Series 2003, 5.000%,	8/13 at 100.00	AAA	9,639,474
	2/01/33 - FGIC Insured
	Semitropic Water Storage District, Kern County, California, Water Banking Revenue Bonds, Series
	2004A:
1,315	5.500%, 12/01/20 - XLCA Insured	12/14 at 100.00	AAA	1,471,283
1,415	5.500%, 12/01/21 - XLCA Insured	12/14 at 100.00	AAA	1,580,796

$ 335,225	Total Long-Term Investments (cost $330,901,258) - 148.3%				355,986,073

	Other Assets Less Liabilities - 0.9%				2,083,410

	Preferred Shares, at Liquidation Value - (49.2)%				(118,000,000)

	Net Assets Applicable to Common Shares - 100%				$240,069,483

	Forward Swaps outstanding at May 31, 2005:
					Unrealized
		Notional	Effective	Termination	Appreciation
		Amount	Date(2)	Date	(Depreciation)

	Agreement with Goldman Sachs dated December 6, 2004, to pay
	semi-annually the notional amount multiplied by 5.324% (annualized)
	and receive quarterly the notional amount multiplied by the
	three-month USD-LIBOR (United States Dollar-London
	Inter-Bank Offered Rates).	$5,800,000	7/11/05	7/11/25	$(464,011)

	Agreement with JPMorgan dated January 11, 2005, to pay semi-
	annually the notional amount multiplied by 5.235% (annualized)
	and receive quarterly the notional amount multiplied by the three-month
	USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates).	6,600,000	8/17/05	8/17/25	(440,625)

	Agreement with Merrill Lynch dated February 14, 2005, to pay semi-
	annually the notional amount multiplied by 4.886% (annualized)
	and receive quarterly the notional amount multiplied by the three-month
	USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates).	6,000,000	8/24/05	8/24/25	(128,137)

					$(1,032,773)

	At least 80% of the Fund's net assets (including net assets attributable to Preferred shares) are invested in
	municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio
	Insurance any of which ensure the timely payment of principal and interest. Up to 20% of the Fund's net assets
	(including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either
	backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also
	ensuring the timely payment of principal and interest), or (ii) municipal bonds that are rated, at the time of
	investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged
	to be of comparable quality by the Adviser.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
	unless otherwise noted.
(2)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals
	on each forward swap contract.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
	securities which ensures the timely payment of principal and interest.
(WI)	Security purchased on a when-issued basis.
(PLG)	Portion of security, with an aggregate market value of $566,060 has been pledged to collateralize the net
	payment obligations under forward swap contracts.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial statement
	and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market
	discount securities and timing differences in recognizing certain gains and losses on investment transactions.

	At May 31, 2005, the cost of investments was $330,924,971.

	Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2005, were as
	follows:

	Gross unrealized:
	Appreciation				$25,212,483
	Depreciation				(151,381)

	Net unrealized appreciation of investments				$25,061,102

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured California Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         07/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         07/29/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         07/29/05

* Print the name and title of each signing officer under his or her signature.